Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2017
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$107,820	$97,299	$312,916	$293,787
Rest of Europe	89,536	76,427	239,447	231,505
U.S.	192,947	204,265	600,640	581,732
Rest of World	50,020	42,210	150,297	124,329

Total	$440,323	$420,201	$1,303,300	$1,231,353
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$62,152	$63,933	$164,760	$178,081
Rest of Europe	2,526	837	15,124	9,144
U.S.	16,150	11,471	52,897	34,081
Rest of World	4,110	873	15,813	5,745

Total	$84,938	$77,114	$248,594	$227,051

c)  The distribution of income from operations, excluding restructuring, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$62,152	$64,821	$172,513	$182,698
Rest of Europe	2,526	1,364	15,124	9,979
U.S.	16,150	13,813	52,897	36,423
Rest of World	4,110	1,181	15,813	6,110

Total	$84,938	$81,179	$256,347	$235,210

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2017	2016
	(in thousands)
Ireland	$101,941	$105,684
Rest of Europe	8,827	6,231
U.S.	26,073	29,428
Rest of World	15,464	7,624

Total	$152,305	$148,967

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)
Ireland	$6,985	$6,588	$19,465	$19,146
Rest of Europe	3,469	1,730	6,498	5,265
U.S.	4,819	5,368	16,348	17,154
Rest of World	1,007	857	2,812	2,555

Total	$16,280	$14,543	$45,123	$44,120

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2017	2016
	(in thousands)
Ireland	$797,019	$766,120
Rest of Europe	512,827	337,062
U.S.	633,065	651,160
Rest of World	110,438	71,501

Total	$2,053,349	$1,825,843